STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table is a summary of stock options under all of the Company’s plans.

	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	963,332	$18.97
Exercised	(105,702)	$10.67
Canceled or expired	(31,437)	$48.83
Outstanding at December 31, 2011	826,193	$18.89	1.91	$2.0
Exercisable at December 31, 2011	826,193	$18.89	1.91	$2.0
Vested at December 31, 2011	826,193	$18.89	1.91	$2.0

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table presents the weighted-average assumptions used in the valuations:

	Year Ended December 31,
	2011	2010	2009
Dividend yields	—%	—%	—%
Expected volatility	80.29%	59.04%	71.93%
Risk free interest rate	1.04%	3.04%	1.38%
Expected life (in years)	3	4	3
Grant date fair value per share	$41.96	$16.17 - $19.08	$5.74

Schedule of Share-based Compensation Restricted Stock Awards Activity [Table Text Block]
The following table is a summary of restricted stock awards under all of the Company’s plans:

	Restricted Stock Awards	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2010	3,836,696	$24.74
Granted	1,035,103	$34.99
Vested	(891,095)	$29.52
Canceled or expired	(845,764)	$40.62
Nonvested at December 31, 2011	3,134,940	$22.91

Schedule of Accumulated Other Comprehensive Income (Loss) Attributable to Parent [Table Text Block]
Accumulated Other Comprehensive Income (Loss) Attributable to Terex Corporation

	Pension Liability Adjustment	Cumulative Translation Adjustment	Derivative Hedging Adjustment	Debt & Equity Securities Adjustment	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2009	$(69.0)	$(12.3)	$(1.0)	$—	$(82.3)
Current year change	(18.7)	139.6	(2.6)	—	118.3
Balance at December 31, 2009	(87.7)	127.3	(3.6)	—	36.0
Current year change	28.0	(65.9)	1.5	100.8	64.4
Balance at December 31, 2010	(59.7)	61.4	(2.1)	100.8	100.4
Current year change	(23.5)	(101.0)	(1.5)	(99.9)	(225.9)
Balance at December 31, 2011	$(83.2)	$(39.6)	$(3.6)	$0.9	$(125.5)

Schedule of Accumulated Other Comprehensive Income (Loss) Attributable to Noncontrolling Interest [Table Text Block]
Accumulated Other Comprehensive Income (Loss) Attributable to Noncontrolling Interest

	Pension Liability Adjustment	Cumulative Translation Adjustment	Derivative Hedging Adjustment	Debt & Equity Securities Adjustment	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2009	$—	$0.8	$—	$—	$0.8
Current year change	—	—	—	—	—
Balance at December 31, 2009	—	0.8	—	—	0.8
Current year change	—	0.1	—	—	0.1
Balance at December 31, 2010	—	0.9	—	—	0.9
Current year change	—	(0.9)	—	—	(0.9)
Balance at December 31, 2011	$—	$—	$—	$—	$—

Schedule of Amounts Recognized in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Accumulated Other Comprehensive Income (Loss)

	Pension Liability Adjustment	Cumulative Translation Adjustment	Derivative Hedging Adjustment	Debt & Equity Securities Adjustment	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2009	$(69.0)	$(11.5)	$(1.0)	$—	$(81.5)
Current year change	(18.7)	139.6	(2.6)	—	118.3
Balance at December 31, 2009	(87.7)	128.1	(3.6)	—	36.8
Current year change	28.0	(65.8)	1.5	100.8	64.5
Balance at December 31, 2010	(59.7)	62.3	(2.1)	100.8	101.3
Current year change	(23.5)	(101.9)	(1.5)	(99.9)	(226.8)
Balance at December 31, 2011	$(83.2)	$(39.6)	$(3.6)	$0.9	$(125.5)